Other disclosures - Fair value of financial liabilities not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	€ 187,909		€ 190,314	€ 149,398
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,171,630		1,126,069	1,044,240
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	1,173,906		1,132,771	1,047,930
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	72,945		52,896	43,306
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	127,991		153,600	136,835
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	445,567		316,448	276,627
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	442	€ 196	196	86	€ 324
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	655,394		763,427	727,997
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	903,101		883,320	791,646
Deposits | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	902,680		883,880	792,172
Deposits | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	302,414		177,147	90,271
Deposits | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	600,266		706,733	701,901
Debt instruments and other financial liabilities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	268,529		242,749	252,594
Debt instruments and other financial liabilities | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	271,226		248,891	255,758
Debt instruments and other financial liabilities | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	72,945		52,896	43,306
Debt instruments and other financial liabilities | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	143,153		139,301	186,356
Debt instruments and other financial liabilities | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	€ 55,128		€ 56,694	€ 26,096